4. Accounts Payable and Accrued Liabilities: Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
Details
Accounts Payable, Trade, Current	$ 866,188	$ 823,595	$ 295,203	$ 274,055
Accrued Liabilities, Current	$ 271,266	337,400	168,125	$ 139,218
Advances from Investors		$ 155,000
Due from Related Parties			$ 53,606